OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0000863334


                             Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  November 1, 2002 through April 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                             -----------------------
                                  MID CAP VALUE
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               8
Schedule of Investments                      11
Financial Statements                         18
Notes to Financial Statements                27
Trustees, Officers and Service Providers     33
Results of Shareowner Meeting                34
Programs and Services for Shareowners        36

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
World events drove markets early this year. Uncertainty over war in Iraq brought steep declines in equities and a continued flight to bonds, especially government issues. Stocks rallied when the war began, sagged for a time, then rose modestly as the successful military campaign wound down.

Investors soon turned their attention to domestic concerns, not all of them tied to the war: sagging consumer confidence, rising unemployment made worse by call-ups of reservists and the uncertain outlook for corporate earnings. In addition, a long, harsh winter hampered economic activity, as did the high prices Americans were paying to power their cars, homes and businesses.

The Federal Reserve Board appears committed to keeping interest rates low to prevent the economy from slumping further. A weaker U.S. dollar may also act as a stimulus, as American export goods become more affordable for overseas buyers.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or predicting geopolitical events. Our focus remains, as it has for over 75 years, on intensive analysis of hundreds of companies to find the best values for our shareowners; this slow economic period has brought many valuations to what we believe are attractive levels. Our managers and analysts are concentrating on companies with demonstrably strong finances and positive prospects. Financially strong companies have greater potential to prosper when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds, both here and overseas, that offer good current yields and the potential for higher prices.

Consult a trusted advisor

It's tempting to change course in turbulent times while world news dominates our consciousness. But timing the market - moving in and out with short-term factors - can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by relying on dispassionate professional advice. So invest the time it takes to meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

Respectfully,

/s/ John A. Carey

John A. Carey
Executive Vice President
Director of Portfolio Management U.S.
Pioneer Investment Management, Inc.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              91.1%
Temporary Cash Investments                       5.5%
Depositary Receipts for International Stocks     3.4%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                      19.5%
Consumer Discretionary                          17.5%
Industrials                                     16.0%
Health Care                                     13.4%
Information Technology                           7.8%
Materials                                        7.0%
Energy                                           6.8%
Consumer Staples                                 4.7%
Utilities                                        3.8%
Telecommunication Services                       3.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.    Sears, Roebuck & Co.             2.14%
 2.    Manor Care, Inc.                 2.06%
 3.    Foot Locker, Inc.                1.99%
 4.    CVS Corp.                        1.93%
 5.    John H. Harland Co.              1.91%
 6.    Telephone & Data Systems, Inc.   1.87%
 7.    Outback Steakhouse, Inc.         1.78%
 8.    IVAX                             1.77%
 9.    Yum Brands Inc.                  1.76%
10.    Renaissance RE Holdings Ltd.     1.72%

Top 10 holdings exclude money market instruments. Fund holdings will vary for other periods.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $17.79    $16.93

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                             $ -           $ -        $
                                                            -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2003)
             Net Asset    Public Offering
Period         Value          Price*
10 Years      10.12%           9.47%
5 Years        1.26            0.07
1 Year       -14.22          -19.17


* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer       Russell
           Mid Cap       Midcap
            Value         Value
            Fund*         Index

4/93        $9,425       $10,000
           $10,345       $10,761
10/94      $12,314       $10,985
           $14,694       $13,451
10/96      $16,621       $16,297
           $20,389       $21,588
10/98      $18,608       $22,830
           $20,473       $24,131
10/00      $24,568       $26,992
           $25,023       $26,623
10/02      $23,523       $25,831
4/03       $24,718       $27,672


The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $16.45    $15.72

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $ -         $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2003)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(4/4/94)             8.87%       8.87%
5 Years              0.45        0.31
1 Year             -14.94      -18.35

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Value of $10,000 Investment+

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer       Russell
           Mid Cap       Midcap
            Value         Value
            Fund*         Index

4/94       $10,000       $10,000
           $11,154       $10,260
10/95      $13,209       $12,563
           $14,829       $15,222
10/97      $18,047       $20,163
           $16,356       $21,323
10/99      $17,847       $22,538
           $21,246       $25,211
10/01      $21,461       $24,866
           $20,011       $24,126
4/03       $20,940       $25,844

+ Index comparison begin 4/30/94. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $16.34    $15.61

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $ -         $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2003)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(1/31/96)            5.47%           5.32%
5 Years              0.38            0.19
1 Year             -14.99          -15.82

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distribu- tions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer       Russell
           Mid Cap       Midcap
            Value         Value
            Fund*         Index

1/96        $9,900       $10,000
           $10,344       $11,094
10/97      $12,593       $14,696
           $11,411       $15,541
10/99      $12,441       $16,427
           $14,795       $18,374
10/01      $14,937       $18,123
           $13,913       $17,584
4/03       $14,564       $18,838

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   4/01/03
                 $17.79    $16.81

Distributions per Share   Income      Short-Term      Long-Term
(4/01/03 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $ -         $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2003)
                  If           If
Period           Held       Redeemed*
10 years**       9.59%        9.59%
5 Years          0.83         0.83
1 Year         -14.22       -15.08


* Reflects deduction of the 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer       Russell
           Mid Cap       Midcap
            Value         Value
            Fund*         Index

4/93       $10,000       $10,000
           $10,941       $10,761
10/94      $12,978       $10,985
           $15,492       $13,451
10/96      $17,346       $16,297
           $21,138       $21,588
10/98      $19,129       $22,830
           $20,885       $24,131
10/00      $24,944       $26,992
           $25,309       $26,623
10/02      $23,778       $25,831
4/03       $24,986       $27,672

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

   The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $18.13    $17.21

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $ -         $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns*
(As of April 30, 2003)
                      If          If
Period               Held      Redeemed
Life-of-Class
(7/2/98)             2.47%       2.47%
1 Year             -13.79      -13.79


* Assumes reinvestment of distributions.

Value of $10,000 Investment+

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer       Russell
           Mid Cap       Midcap
            Value         Value
            Fund*         Index

7/98       $10,000       $10,000
            $8,861        $9,685
10/99       $9,795       $10,237
           $11,809       $11,451
10/01      $12,088       $11,295
           $11,418       $10,959
4/03       $12,029       $11,738

+ Index comparison begin 7/31/98. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03
--------------------------------------------------------------------------------

The domestic stock market slumped in late 2002 and the first weeks of 2003 amid worries about the impending war in Iraq and continued signs of weakness in the economy. However, equities rose sharply from early March through the end of April on evidence that the war was ending quickly and apparently successfully. In the following discussion, Rod Wright, who is responsible for day-to-day portfolio supervision for Pioneer Mid Cap Value Fund, provides an update on the Fund, its investment strategies and the economic environment during the six-month period ended April 30, 2003.

Q:  How did the Fund perform?

A: The Fund's Class A shares had a total return of 5.08% for the six months ended April 30, 2003, while Class B shares returned 4.64%, Class C shares had a total return of 4.68% and Class R shares returned 5.83%, all at net asset value. During the same period, the Standard & Poor's 500 Index, which reflects the performance of the large-cap stock market, returned 4.47%, while the Russell Midcap Value Index had a return of 7.13%.

Q:  What factors influenced Fund performance during the period?

A: Our decision to keep the portfolio in a relatively defensive mode helped the Fund's performance as the overall market lost ground during the first four months of the six-month period. Unfortunately, this defensive posture left the portfolio poorly positioned for the dramatic run-up in stock prices that began on March 11 and continued through the end of the period on April 30. This rally was led by many of the most volatile, speculative industries, including semiconductors, biotechnology and other high-priced growth areas. Prior to this late rally, the Fund performed well ahead of the Russell Midcap Value Index by emphasizing defensive stocks in the health care industry, including hospitals and HMOs.

    To illustrate the extent of the volatility during the period, the S&P 500 Index lost almost 10% of its value between December 31, 2002 and March 11, 2003. It then turned around, gaining almost 15% between March 11 and April
    30. Leading the charge were high-volatility sectors such as semiconductors. The Philadelphia Exchange Semiconductor Index, gained more than 18% in the March 11-April 30 period, even though evidence persisted that demand for semiconductors was weakening.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What were your principal investment strategies during the period?

A: We continued to think the Fund's defensive positioning was appropriate and we maintained that posture. We believed the rally in more speculative stocks late in the period was unsustainable. We took advantage of that surge to sell some of our technology positions that had run up in price. We used the profits to become even more defensive, adding to our positions in health care and materials.

    Throughout the period, we also looked for opportunities in specific companies whose stocks had fallen and where we thought there was an opportunity for company managements to turn their businesses around.

    In managing the portfolio, we rely primarily on individual analysis of stocks, rather than top-down sector decisions. Our goal is to have consistent performance, with less risk than competitor funds.

Q:  What types of investments most influenced Fund performance?

A: Amdocs, a transaction processing company specializing in performing billing operations for telecommunications companies, performed very well, as did Freeport-McMoRan Copper & Gold, owner of the largest and lowest-cost mine in the world, which benefited from the rising price of gold. Generic drug manufacturers Ivax and Mylan Laboratories both contributed to the Fund's return as did CIGNA Group, an industry leader in employee benefits, health management and health insurance, which turned around its business. Other positive performers included John H. Harland, which offers printing, software and scanning services primarily to financial institutions, and Storage Technology, which produces electronic data storage systems.

    Triad Hospitals was a disappointment through no fault of its own. It fell as HCA, a major hospital company that we did not own, pulled down the entire industry by reporting disappointing earnings. Other investments that detracted from returns included: ConAgra, a food processing company; BJ's Wholesale Club, a discount retailer; and CVS, the pharmacy and retail chain.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03                              (continued)
--------------------------------------------------------------------------------

Q:  What is your investment outlook?

A: We are more optimistic about the long term, though we are still cautious near term partially due to the brisk speculative activity in the market. We think the market has a potential opportunity to enter a sustained period of good performance - once the economy recovers. In general, corporations have improved their financial balance sheets, and we believe American companies are in a good position to prosper from low interest rates, lower energy prices and a rebound in the economy.

    Until we see evidence of that rebound, we intend to remain defensively postured and to look for specific opportunities among attractively priced companies that have the potential to repair their problems and turn their businesses around.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                    Value
              COMMON STOCKS - 94.5%
              Energy - 6.4%
              Integrated Oil & Gas - 0.9%
  375,000     Occidental Petroleum Corp.                         $   11,193,750
                                                                 --------------
              Oil & Gas Drilling - 1.1%
  275,000     ENSCO International, Inc.                          $    6,985,000
  175,000     Weatherford International, Inc.*                        7,040,250
                                                                 --------------
                                                                 $   14,025,250
                                                                 --------------
              Oil & Gas Exploration & Production - 2.3%
  248,400     Devon Energy Corp.                                 $   11,736,900
  675,000     Pioneer Natural Resources Co.*                         16,146,000
                                                                 --------------
                                                                 $   27,882,900
                                                                 --------------
              Oil & Gas Refining, Marketing & Transportation - 2.1%
  325,000     Sun Co., Inc.                                      $   12,093,250
  375,000     Valero Energy Corp.                                    13,781,250
                                                                 --------------
                                                                 $   25,874,500
                                                                 --------------
              Total Energy                                       $   78,976,400
                                                                 --------------
              Materials - 6.6%
              Commodity Chemicals - 1.1%
  325,000     Air Products & Chemicals, Inc.                     $   13,997,750
                                                                 --------------
              Diversified Chemicals - 0.8%
  200,000     PPG Industries, Inc.                               $    9,702,000
                                                                 --------------
              Diversified Metals & Mining - 2.8%
1,052,600     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   18,220,506
  500,000     Phelps Dodge Corp.*                                    15,595,000
                                                                 --------------
                                                                 $   33,815,506
                                                                 --------------
              Paper Products - 0.9%
  275,000     Bowater, Inc.                                      $   10,705,750
                                                                 --------------
              Precious Metals & Minerals - 1.0%
  475,000     Newmont Mining Corp.                               $   12,834,500
                                                                 --------------
              Total Materials                                    $   81,055,506
                                                                 --------------
              Capital Goods - 5.9%
              Aerospace & Defense - 0.7%
  138,300     General Dynamics Corp.                             $    8,584,281
                                                                 --------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                             Value
              Electrical Components & Equipment - 2.8%
  350,000     American Power Conversion Corp.*            $    5,453,000
  450,000     Cooper Industries Ltd.                          16,695,000
1,100,000     Symbol Technologies, Inc.                       12,023,000
                                                          --------------
                                                          $   34,171,000
                                                          --------------
              Industrial Conglomerates - 1.8%
  150,000     American Standard Companies, Inc.*          $   10,678,500
  200,000     ITT Industries, Inc.                            11,660,000
                                                          --------------
                                                          $   22,338,500
                                                          --------------
              Industrial Machinery - 0.6%
  150,000     Deere & Co.                                 $    6,604,500
                                                          --------------
              Total Capital Goods                         $   71,698,281
                                                          --------------
              Commercial Services & Supplies - 7.2%
              Commercial Printing - 1.8%
  925,000     John H. Harland Co.                         $   22,153,750
                                                          --------------
              Data Processing Services - 4.2%
  600,000     Amdocs Ltd.*                                $   10,596,000
  725,000     The BISYS Group, Inc.*                          12,238,000
1,600,000     CSG Systems International, Inc.*                16,800,000
  500,000     Equifax Inc.                                    11,595,000
                                                          --------------
                                                          $   51,229,000
                                                          --------------
              Environmental Services - 1.2%
  700,000     Republic Services Inc.*                     $   15,022,000
                                                          --------------
              Total Commercial Services & Supplies        $   88,404,750
                                                          --------------
              Transportation - 2.1%
              Airlines - 0.9%
  675,000     Southwest Airlines Co.                      $   10,773,000
                                                          --------------
              Railroads - 1.2%
  300,000     Canadian National Railway Co.               $   14,589,000
                                                          --------------
              Total Transportation                        $   25,362,000
                                                          --------------
              Automobiles & Components - 0.9%
              Automobile Manufacturers - 0.9%
  400,000     Cummins, Inc.                               $   10,844,000
                                                          --------------
              Total Automobiles & Components              $   10,844,000
                                                          --------------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                               Value
              Consumer Durables & Apparel - 3.3%
              Apparel, Accessories & Luxury Goods - 1.0%
  850,000     The Limited Brands, Inc.                      $   12,359,000
                                                            --------------
              Leisure Products - 2.3%
  725,000     Mattel, Inc.                                  $   15,761,500
  625,000     Regal Entertainment Group                         12,250,000
                                                            --------------
                                                            $   28,011,500
                                                            --------------
              Total Consumer Durables & Apparel             $   40,370,500
                                                            --------------
              Hotels, Restaurants & Leisure - 3.3%
              Restaurants - 3.3%
  575,000     Outback Steakhouse, Inc.                      $   20,550,500
  825,000     Yum Brands, Inc.*                                 20,377,500
                                                            --------------
                                                            $   40,928,000
                                                            --------------
              Total Hotels, Restaurants & Leisure           $   40,928,000
                                                            --------------
              Media - 2.3%
              Advertising - 1.7%
1,050,000     The Interpublic Group of Companies, Inc.      $   11,970,000
  150,000     Omnicom Group                                      9,285,000
                                                            --------------
                                                            $   21,255,000
                                                            --------------
              Broadcasting & Cable TV - 0.6%
  250,000     USA Networks, Inc.*                           $    7,487,500
                                                            --------------
              Total Media                                   $   28,742,500
                                                            --------------
              Retailing - 6.7%
              Department Stores - 0.4%
  275,000     J.C. Penney Co., Inc.                         $    4,691,500
                                                            --------------
              General Merchandise Stores - 3.0%
  825,000     BJ's Wholesale Club, Inc.*                    $   11,649,000
  875,800     Sears, Roebuck & Co.                              24,820,172
                                                            --------------
                                                            $   36,469,172
                                                            --------------
              Specialty Stores - 3.3%
  900,000     Blockbuster, Inc.                             $   16,092,000
  141,800     Cole National Corp.*                               1,236,496
2,100,000     Foot Locker, Inc.                                 23,100,000
                                                            --------------
                                                            $   40,428,496
                                                            --------------
              Total Retailing                               $   81,589,168
                                                            --------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                             Value
              Food & Drug Retailing - 4.5%
              Drug Retail - 1.8%
  925,000     CVS Corp.                                   $   22,394,250
                                                          --------------
              Food Retail - 2.7%
  500,000     Albertson's, Inc.                           $    9,930,000
  800,000     ConAgra, Inc.                                   16,800,000
  400,000     Kroger Co.*                                      5,720,000
                                                          --------------
                                                          $   32,450,000
                                                          --------------
              Total Food & Drug Retailing                 $   54,844,250
                                                          --------------
              Health Care Equipment & Supplies - 9.8%
              Health Care Equipment - 3.9%
  750,000     Apogent Technologies, Inc.*                 $   12,885,000
  450,000     Becton, Dickinson & Co.                         15,930,000
  175,000     Guidant Corp.*                                   6,823,250
  625,000     Sybron Dental Specialities*                     12,718,750
                                                          --------------
                                                          $   48,357,000
                                                          --------------
              Health Care Facilities - 3.4%
1,225,000     Manor Care, Inc.*                           $   23,826,250
  800,000     Triad Hospitals, Inc.*                          17,608,000
                                                          --------------
                                                          $   41,434,250
                                                          --------------
              Managed Health Care - 2.5%
  360,000     CIGNA Corp.                                 $   18,828,000
  150,000     Wellpoint Health Networks, Inc.*                11,391,000
                                                          --------------
                                                          $   30,219,000
                                                          --------------
              Total Health Care Equipment & Supplies      $  120,010,250
                                                          --------------
              Pharmaceuticals & Biotechnology - 2.9%
              Pharmaceuticals - 2.9%
1,275,000     IVAX*                                       $   20,489,250
  525,000     Mylan Laboratories, Inc.                        14,841,750
                                                          --------------
                                                          $   35,331,000
                                                          --------------
              Total Pharmaceuticals & Biotechnology       $   35,331,000
                                                          --------------
              Banks - 7.3%
  450,000     Boston Private Financial Holdings, Inc.     $    8,455,500
  425,000     Charter One Financial, Inc.                     12,346,250
  250,000     GreenPoint Financial Corp.                      11,940,000
  500,000     KeyCorp                                         12,055,000
  250,000     Marshall & Ilsley Corp.                          7,355,000


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
              Banks - (continued)
 225,000      North Fork Bancorporation, Inc.          $    7,281,000
 375,000      SouthTrust Corp.                             10,110,000
 275,000      TCF Financial Corp.                          10,890,000
 175,000      Zions Bancorporation                          8,617,000
                                                       --------------
              Total Banks                              $   89,049,750
                                                       --------------
              Diversified Financials - 4.4%
              Consumer Finance - 3.4%
 250,000      Countrywide Financial Corp.              $   16,900,000
 228,300      The PMI Group, Inc.                           7,036,206
  48,000      White Mountains Insurance Group Ltd.         18,072,000
                                                       --------------
                                                       $   42,008,206
                                                       --------------
              Diversified Financial Services - 1.0%
 410,000      A.G. Edwards, Inc.                       $   12,230,300
                                                       --------------
              Total Diversified Financials             $   54,238,506
                                                       --------------
              Insurance - 6.7%
              Insurance - 1.1%
 225,000      Ambac Financial Group, Inc.              $   13,128,750
                                                       --------------
              Insurance Brokers - 1.7%
 450,000      Platinum Underwriter Holdings Ltd.       $   11,902,500
 275,000      Willis Group Holdings Ltd.                    8,577,250
                                                       --------------
                                                       $   20,479,750
                                                       --------------
              Life & Health Insurance - 1.0%
 300,000      Jefferson-Pilot Corp.                    $   12,027,000
                                                       --------------
              Property & Casualty Insurance - 2.9%
 450,000      Renaissance RE Holdings Ltd.             $   19,930,500
 200,000      XL Capital Ltd.                              16,460,000
                                                       --------------
                                                       $   36,390,500
                                                       --------------
              Total Insurance                          $   82,026,000
                                                       --------------
              Software & Services - 2.7%
              Application Software - 1.4%
 600,000      Autodesk, Inc.                           $    9,336,000
 750,000      Mentor Graphics Corp.*                        7,800,000
                                                       --------------
                                                       $   17,136,000
                                                       --------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
              Systems Software - 1.3%
  760,200     SunGard Data Systems, Inc.*                     $   16,344,300
                                                              --------------
              Total Software & Services                       $   33,480,300
                                                              --------------
              Technology Hardware & Development - 4.6%
              Computer Hardware - 1.4%
  800,000     NCR Corp.*                                      $   17,536,000
                                                              --------------
              Computer Storage & Peripherals - 0.9%
  857,500     Quantum Corp.--DLT & Storage Systems*           $    2,958,375
  325,000     Storage Technology Corp.*                            8,034,000
                                                              --------------
                                                              $   10,992,375
                                                              --------------
              Electronic Equipment & Instruments - 1.7%
  225,000     W.W. Grainger, Inc.                             $   10,383,750
  450,000     Waters Corp.*                                       10,804,500
                                                              --------------
                                                              $   21,188,250
                                                              --------------
              Telecommunications Equipment - 0.6%
1,100,000     Tellabs, Inc.*                                  $    6,765,000
                                                              --------------
              Total Technology Hardware & Development         $   56,481,625
                                                              --------------
              Telecommunication Services - 3.3%
              Integrated Telecommunication Services - 3.3%
  400,000     Alltel Corp.                                    $   18,744,000
  500,000     Telephone & Data Systems, Inc.                      21,545,000
                                                              --------------
                                                              $   40,289,000
                                                              --------------
              Total Telecommunication Services                $   40,289,000
                                                              --------------
              Utilities - 3.6%
              Electric Utilities - 2.4%
  275,000     Constellation Energy Group                      $    8,052,000
  200,000     DTE Energy Co.                                       8,064,000
  275,000     Entergy Corp.                                       12,817,750
                                                              --------------
                                                              $   28,933,750
                                                              --------------
              Gas Utilities - 1.2%
  450,000     KeySpan Energy Corp.                            $   15,241,500
                                                              --------------
              Total Utilities                                 $   44,175,250
                                                              --------------
              TOTAL COMMON STOCKS
              (Cost $1,114,204,222)                           $1,157,897,036
                                                              --------------


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                      Value
                 TEMPORARY CASH INVESTMENTS - 5.5%
                 Repurchase Agreement - 3.2%
$39,800,000      Credit Suisse First Boston Group, Inc., 1.23%,
                 dated 4/30/03, repurchase price of
                 $39,800,000, plus accrued interest on 5/1/03
                 collateralized by $40,710,000, U.S. Treasury
                 Notes, 3.625%, 3/31/04                            $   39,800,000
                                                                   --------------
                 Security Lending Collateral - 2.3%
 28,002,174      Securities Lending Investment Fund, 1.25%         $   28,002,174
                                                                   --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $67,802,174)                                $   67,802,174
                                                                   --------------
                 TOTAL COMMON STOCKS AND TEMPORARY CASH
                 INVESTMENTS - 100.0%
                 (Cost $1,182,006,396) (a) (b)                     $1,225,699,210
                                                                   ==============

* Non-income producing security.

(a) At April 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $1,185,069,217 was as follows:

    Aggregate gross unrealized gain for all investments in which there
    is an excess of value over tax cost                                                       $122,738,601

    Aggregate gross unrealized loss for all investments in which there
    is an excess of tax cost over value                                                       (80,108,608)
                                                                                             ------------
    Net unrealized gain                                                                       $40,629,993
                                                                                             ============
(b) At October 31, 2002, the Fund had a net capital loss carryforward of $2,834,480, which will expire in 2010 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2003 aggregated $309,488,776 and $344,758,463, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
BALANCE SHEET 4/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value and temporary cash invest-
   ments at amortized cost (including securities loaned of
   $27,034,394) (cost $1,182,006,396)                               $1,225,699,210
  Cash                                                                      41,404
  Receivables -
   Investment securities sold                                            5,352,867
   Fund shares sold                                                        554,597
   Dividends and interest                                                1,073,407
  Other assets                                                               7,644
                                                                    --------------
    Total assets                                                    $1,232,729,129
                                                                    --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                  $    3,927,290
   Fund shares repurchased                                                 666,920
  Upon return of securities loaned                                      28,002,174
  Due to affiliates                                                      1,650,450
  Accrued expenses                                                         337,549
                                                                    --------------
    Total liabilities                                               $   34,584,383
                                                                    --------------
NET ASSETS:
  Paid-in capital                                                   $1,161,299,065
  Accumulated undistributed net investment loss                           (805,700)
  Accumulated undistributed net realized loss on investments            (6,041,433)
  Net unrealized gain on investments                                    43,692,814
                                                                    --------------
    Total net assets                                                $1,198,144,746
                                                                    ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $922,429,452/51,853,348 shares)                 $        17.79
                                                                    ==============
  Class B (based on $231,897,825/14,096,517 shares)                 $        16.45
                                                                    ==============
  Class C (based on $37,131,841/2,272,504 shares)                   $        16.34
                                                                    ==============
  Class R (based on $533.70/30 shares)                              $        17.79
                                                                    ==============
  Class Y (based on $6,685,094/368,753 shares)                      $        18.13
                                                                    ==============
MAXIMUM OFFERING PRICE:
  Class A ($17.79 [divided by] 94.25%)                              $        18.88
                                                                    ==============
  Class C ($16.34 [divided by] 99.00%)                              $        16.51
                                                                    ==============


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $10,712)     $8,124,294
  Interest                                                    430,527
  Income from securities loaned, net                           21,101
                                                           ----------
    Total investment income                                               $ 8,575,922
                                                                          -----------
EXPENSES:
  Management fees
   Basic fee                                               $3,911,062
   Performance adjustment                                     586,098
  Transfer agent fees
   Class A                                                  1,400,630
   Class B                                                    479,063
   Class C                                                     74,518
   Class Y                                                        855
  Distribution fees
   Class A                                                  1,101,887
   Class B                                                  1,242,183
   Class C                                                    179,052
  Administrative fees                                         149,481
  Custodian fees                                               45,215
  Registration fees                                            39,138
  Printing                                                     98,758
  Professional fees                                            37,214
  Miscellaneous                                                17,606
  Fees and expenses of nonaffiliated trustees                  21,885
                                                           ----------
    Total expenses                                                        $ 9,384,645
    Less fees paid indirectly                                                  (3,023)
                                                                          -----------
    Net expenses                                                          $ 9,381,622
                                                                          -----------
     Net investment loss                                                  $  (805,700)
                                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                        $  (144,134)
  Change in net unrealized gain on investments                             57,544,133
                                                                          -----------
   Net gain on investments                                                $57,399,999
                                                                          -----------
   Net increase in net assets resulting from operations                   $56,594,299
                                                                          ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                                           Six Months
                                                             Ended
                                                            4/30/03          Year Ended
                                                          (unaudited)         10/31/02
FROM OPERATIONS:
Net investment loss                                      $     (805,700)    $   (4,229,052)
Net realized loss on investments                               (144,134)           (72,238)
Change in net unrealized gain (loss) on investments          57,544,133        (87,157,976)
                                                         --------------     --------------
 Net increase (decrease) in net assets resulting
  from operations                                        $   56,594,299     $  (91,459,266)
                                                         --------------     --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
 Class A ($0.00 and $1.37 per share, respectively)       $            -     $  (65,338,533)
 Class B ($0.00 and $1.37 per share, respectively)                    -        (24,922,005)
 Class C ($0.00 and $1.37 per share, respectively)                    -         (2,256,570)
 Class Y ($0.00 and $1.37 per share, respectively)                    -           (253,152)
                                                         --------------     --------------
  Total distributions to shareowners                     $            -     $  (92,770,260)
                                                         --------------     --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  103,236,667     $  330,084,087
Reinvestment of distributions                                         -         83,158,589
Cost of shares repurchased                                 (158,345,662)      (317,778,908)
                                                         --------------     --------------
 Net increase (decrease) in net assets resulting from
  fund share transactions                                $  (55,108,995)    $   95,463,768
                                                         --------------     --------------
 Net increase (decrease) in net assets                   $    1,485,304     $  (88,765,758)
NET ASSETS:
Beginning of peroid                                       1,196,659,442      1,285,425,200
                                                         --------------     --------------
End of period (including accumulated undistributed net
  investment loss of $805,700 and $0, respectively)      $1,198,144,746     $1,196,659,442
                                                         ==============     ==============


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                               (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                   '03 Shares      '03 Amount
                                  (unaudited)      (unaudited)      '02 Shares        '02 Amount
CLASS A
Shares sold                         4,769,888    $  82,219,980       12,304,750    $  237,313,372
Reinvestment of distributions               -                -        3,142,409        60,397,080
Less shares repurchased            (5,541,930)     (94,429,813)     (10,583,103)     (195,228,487)
                                   ----------    -------------      -----------    --------------
 Net increase (decrease)             (772,042)   $ (12,209,833)       4,864,056    $  102,481,965
                                   ==========    =============      ===========    ==============
CLASS B
Shares sold                           779,858    $  12,445,505        3,632,016    $   65,272,357
Reinvestment of distributions               -                -        1,164,794        20,943,004
Less shares repurchased            (3,534,702)     (56,365,639)      (6,188,895)     (107,434,068)
                                   ----------    -------------      -----------    --------------
 Net decrease                      (2,754,844)   $ (43,920,134)      (1,392,085)   $  (21,218,707)
                                   ==========    =============      ===========    ==============
CLASS C
Shares sold                           516,692    $   8,159,676        1,305,262    $   23,389,488
Reinvestment of distributions               -                -           88,474         1,581,028
Less shares repurchased              (460,425)      (7,162,184)        (815,154)      (14,291,308)
                                   ----------    -------------      -----------    --------------
 Net increase                          56,267    $     997,492          578,582    $   10,679,208
                                   ==========    =============      ===========    ==============
CLASS R*
Shares sold                                30    $         500                -    $            -
Reinvestment of distributions               -                -                -                 -
Less shares repurchased                     -                -                -                 -
                                   ----------    -------------      -----------    --------------
 Net increase                              30    $         500                -    $            -
                                   ==========    =============      ===========    ==============
CLASS Y
Shares sold                            23,771    $     411,006          211,074    $    4,108,870
Reinvestment of distributions               -                -           12,216           237,477
Less shares repurchased               (22,185)        (388,026)         (42,886)         (825,045)
                                   ----------    -------------      -----------    --------------
 Net increase                           1,586    $      22,980          180,404    $    3,521,302
                                   ==========    =============      ===========    ==============

*Class R Shares were first publicly offered on April 1, 2003.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                       Ended
                                                      4/30/03       Year Ended   Year Ended
CLASS A                                             (unaudited)      10/31/02     10/31/01
Net asset value, beginning of period                 $ 16.93         $ 19.29      $  20.83
                                                     -------         -------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                        $  0.01         $ (0.02)     $  (0.01)
 Net realized and unrealized gain (loss) on
  investments                                           0.85           (0.97)         0.34
                                                     -------         -------      --------
  Net increase (decrease) from investment
   operations                                        $  0.86         $ (0.99)     $   0.33
Distributions to shareowners:
 Net investment income                                     -               -             -
 Net realized gain                                         -           (1.37)        (1.87)
                                                     -------         -------      --------
Net increase (decrease) in net asset value           $  0.86         $ (2.36)     $  (1.54)
                                                     -------         -------      --------
Net asset value, end of period                       $ 17.79         $ 16.93      $  19.29
                                                     =======         =======      ========
Total return*                                           5.08%          (5.99)%        1.85%
Ratio of net expenses to average net assets+            1.40%**         1.30%         1.24%
Ratio of net investment income (loss) to average
 net assets+                                            0.06%**        (0.09)%        0.01%
Portfolio turnover rate                                   55%**           65%           95%
Net assets, end of period (in thousands)             $922,429        $890,856     $921,310
Ratios with reduction for fees paid indirectly:
 Net expenses                                           1.40%**         1.30%         1.22%
 Net investment income (loss)                           0.06%**        (0.09)%        0.03%

                                                   Year Ended    Year Ended      Year Ended
CLASS A                                             10/31/00      10/31/99        10/31/98
Net asset value, beginning of period                $  19.90     $    19.02      $   23.23
                                                    --------     ----------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $   0.11     $     0.12      $    0.08
 Net realized and unrealized gain (loss) on
  investments                                           3.46           1.70          (1.94)
                                                    --------     ----------      ---------
  Net increase (decrease) from investment
   operations                                       $   3.57     $     1.82      $   (1.86)
Distributions to shareowners:
 Net investment income                                     -          (0.02)         (0.10)
 Net realized gain                                     (2.64)         (0.92)         (2.25)
                                                    --------     ----------      ---------
Net increase (decrease) in net asset value          $   0.93     $     0.88      $   (4.21)
                                                    --------     ----------      ---------
Net asset value, end of period                      $  20.83     $    19.90      $   19.02
                                                    ========     ==========      =========
Total return*                                          20.00%         10.02%         (8.74)%
Ratio of net expenses to average net assets+            1.13%          1.18%          1.08%
Ratio of net investment income (loss) to average
 net assets+                                            0.27%          0.37%          0.33%
Portfolio turnover rate                                   70%            75%            61%
Net assets, end of period (in thousands)            $945,583     $1,067,562      $1,308,335
Ratios with reduction for fees paid indirectly:
 Net expenses                                           1.11%          1.16%          1.07%
 Net investment income (loss)                           0.29%          0.39%          0.34%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                     4/30/03        Year Ended
CLASS B                                            (unaudited)       10/31/02
Net asset value, beginning of period                $   15.72         $ 18.14
                                                    ---------         -------
Increase (decrease) from investment operations:
 Net investment loss                                $   (0.07)        $ (0.18)
 Net realized and unrealized gain (loss) on
  investments                                            0.80           (0.87)
                                                    ---------         -------
  Net increase (decrease) from investment
   operations                                       $    0.73         $ (1.05)
Distributions to shareowners:
 Net realized gain                                          -           (1.37)
                                                    ---------         -------
Net increase (decrease) in net asset value          $    0.73         $ (2.42)
                                                    ---------         -------
Net asset value, end of period                      $   16.45         $ 15.72
                                                    =========         =======
Total return*                                            4.64%          (6.75)%
Ratio of net expenses to average net assets+             2.21%**         2.10%
Ratio of net investment loss to average net
 assets+                                                (0.76)%**       (0.89)%
Portfolio turnover rate                                    55%**           65%
Net assets, end of period (in thousands)            $ 231,898         $264,881
Ratios with reduction for fees paid indirectly:
 Net expenses                                            2.21%**         2.10%
 Net investment loss                                    (0.76)%**       (0.89)%

                                                   Year Ended    Year Ended    Year Ended    Year Ended
CLASS B                                             10/31/01      10/31/00      10/31/99      10/31/98
Net asset value, beginning of period                $ 19.85       $ 19.22       $ 18.52       $ 22.73
                                                    -------       -------       -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                $ (0.10)      $ (0.20)      $ (0.18)      $ (0.10)
 Net realized and unrealized gain (loss) on
  investments                                          0.26          3.47          1.80         (1.86)
                                                    -------       -------       -------       -------
  Net increase (decrease) from investment
   operations                                       $  0.16       $  3.27       $  1.62       $ (1.96)
Distributions to shareowners:
 Net realized gain                                    (1.87)        (2.64)        (0.92)        (2.25)
                                                    -------       -------       -------       -------
Net increase (decrease) in net asset value          $ (1.71)      $  0.63       $  0.70       $ (4.21)
                                                    -------       -------       -------       -------
Net asset value, end of period                      $ 18.14       $ 19.85       $ 19.22       $ 18.52
                                                    =======       =======       =======       =======
Total return*                                          1.01%        19.04%         9.17%        (9.42)%
Ratio of net expenses to average net assets+           2.03%         1.91%         2.00%         1.85%
Ratio of net investment loss to average net
 assets+                                              (0.78)%       (0.52)%       (0.44)%       (0.43)%
Portfolio turnover rate                                  95%           70%           75%           61%
Net assets, end of period (in thousands)            $330,926      $336,301      $412,116      $574,259
Ratios with reduction for fees paid indirectly:
 Net expenses                                          2.01%         1.90%         1.99%         1.84%
 Net investment loss                                  (0.76)%       (0.51)%       (0.43)%       (0.42)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized.

 + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                      4/30/03      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                             (unaudited)     10/31/02     10/31/01     10/31/00     10/31/99     10/31/98
Net asset value, beginning of period                $  15.61        $ 18.04      $ 19.76      $ 19.16      $ 18.49      $ 22.69
                                                    --------        -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $  (0.06)       $ (0.16)     $  0.03      $ (0.26)     $ (0.21)     $ (0.09)
 Net realized and unrealized gain (loss) on
  investments                                           0.79          (0.90)        0.12         3.50         1.80        (1.86)
                                                    --------        -------      -------      -------      -------      -------
  Net increase (decrease) from investment
   operations                                       $   0.73        $ (1.06)     $  0.15      $  3.24      $  1.59      $ (1.95)
Distributions to shareowners:
 Net realized gain                                         -          (1.37)       (1.87)       (2.64)       (0.92)       (2.25)
                                                    --------        -------      -------      -------      -------      -------
Net increase (decrease) in net asset value          $   0.73        $ (2.43)     $ (1.72)     $  0.60      $  0.67      $ (4.20)
                                                    --------        -------      -------      -------      -------      -------
Net asset value, end of period                      $  16.34        $ 15.61      $ 18.04      $ 19.76      $ 19.16      $ 18.49
                                                    ========        =======      =======      =======      =======      =======
Total return*                                           4.68%         (6.85)%       0.96%       18.92%        9.02%       (9.38)%
Ratio of net expenses to average net assets+            2.24%**        2.20%        2.11%        2.01%        2.09%        1.84%
Ratio of net investment loss to average net
 assets+                                               (0.79)%**      (0.99)%      (0.86)%      (0.61)%      (0.52)%      (0.43)%
Portfolio turnover rate                                   55%**          65%          95%          70%          75%          61%
Net assets, end of period (in thousands)            $ 37,132        $34,605      $29,547      $24,495      $32,373      $49,842
Ratios with reduction for fees paid indirectly:
 Net expenses                                           2.24%**        2.19%        2.09%        1.98%        2.07%        1.83%
 Net investment loss                                   (0.79)%**      (0.99)%      (0.84)%      (0.58)%      (0.50)%      (0.42)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
24

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          4/1/03 to
                                                           4/30/03
                                                         (unaudited)
CLASS R (a)
Net asset value, beginning of period                       $ 16.810
                                                           --------
Increase from investment operations:
 Net investment loss                                       $ (0.004)
 Net realized and unrealized gain on investments              0.984
                                                           --------
  Net increase from investment operations                  $  0.980
Distributions to shareowners:
 Net investment income                                            -
 Net realized gain                                                -
                                                           --------
Net increase in net asset value                            $  0.980
                                                           --------
Net asset value, end of period                             $ 17.790
                                                           ========
Total return*                                                  5.83%
Ratio of net expenses to average net assets+                   0.25%**
Ratio of net investment loss to average net assets+           (0.05)%**
Portfolio turnover rate                                          55%**
Net assets, end of period (in thousands)                   $      1
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.25%**
 Net investment loss                                          (0.05)%**

(a) Class R shares were first publicly offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of the period.
 ** Annualized.
  + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                   Ended
                                                  4/30/03     Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
CLASS Y                                         (unaudited)    10/31/02     10/31/01     10/31/00     10/31/99      10/31/98
Net asset value, beginning of period               $ 17.21       $ 19.50      $ 20.94      $ 19.91      $ 19.06      $  23.00
                                                   -------       -------      -------      -------      -------      --------
Increase (decrease) from investment operations:
 Net investment income                             $  0.05       $  0.06      $  0.07      $  0.20      $  0.19      $   0.04
 Net realized and unrealized gain (loss) on
  investments                                         0.87         (0.98)        0.36         3.47         1.72         (3.98)
                                                   -------       -------      -------      -------      -------      --------
  Net increase (decrease) from investment
   operations                                      $  0.92       $ (0.92)     $  0.43      $  3.67      $  1.91      $  (3.94)
Distributions to shareowners:
 Net investment income                                   -             -            -            -        (0.14)            -
 Net realized gain                                       -         (1.37)       (1.87)       (2.64)       (0.92)            -
                                                   -------       -------      -------      -------      -------      --------
Net increase (decrease) in net asset value         $  0.92       $ (2.29)     $ (1.44)     $  1.03      $  0.85      $  (3.94)
                                                   -------       -------      -------      -------      -------      --------
Net asset value, end of period                     $ 18.13       $ 17.21      $ 19.50      $ 20.94      $ 19.91      $  19.06
                                                   =======       =======      =======      =======      =======      ========
Total return*                                         5.35%        (5.54)%       2.36%       20.56%       10.54%       (17.13)%
Ratio of net expenses to average net assets+          0.86%**       0.84%        0.76%        0.63%        0.66%         0.79%**
Ratio of net investment income to average net
 assets+                                              0.59%**       0.37%        0.49%        0.77%        0.88%         0.68%**
Portfolio turnover rate                                 55%**         65%          95%          70%          75%           61%
Net assets, end of period (in thousands)           $ 6,685       $ 6,318      $ 3,642      $ 3,376      $ 3,976      $  3,993
Ratios with reduction for fees paid indirectly:
 Net expenses                                         0.86%**       0.83%        0.75%        0.61%        0.65%         0.78%**
 Net investment income                                0.59%**       0.38%        0.50%        0.79%        0.89%         0.69%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
26

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund), is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $87,705 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2003.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund, if any, with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares bear different transfer agent and distribution fees.

E.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser,

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. Effective May 1, 2001, the basic fee became subject to a performance adjustment up to a maximum of - 0.10% based on the Fund's investment performance as compared with the Lipper Growth Funds Index. For the six months ended April 30, 2003, the aggregate performance adjustment resulted in an increase to the basic fee of $586,098. The management fee was equivalent to 0.76% of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2003, $826,712 was payable to PIM related to management fees, administrative fees and certain other services.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $383,322 in transfer agent fees payable to PIMSS at April 30, 2003.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R
Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $440,416 in distribution fees payable to PFD at April 30, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2003, CDSCs in the amount of $125,266 were paid to PFD.

5.  Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $3,023 under such arrangements.

6.  Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Osbert M. Hood*                          Vincent Nave, Treasurer
Margaret B.W. Graham                     Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.
 Daniel T. Geraci resigned as Trustee and Executive Vice President on April 30, 2003.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On April 17, 2003, the Fund held a special meeting of shareowners to vote on four proposals. All proposals were passed by a shareowner vote. Here are the detailed results of the votes.

Proposal 1 - To elect Trustees.

       Nominee                Affirmative         Withheld
 John F. Cogan, Jr.          43,192,668.629     1,529,294.101
 Mary K. Bush                43,110,132.786     1,611,829.944
 Richard H. Egdhal, M.D.     43,187,437.747     1,534,524.983
 Daniel T. Geraci            43,241,607.509     1,480,355.221
 Margaret B.W. Graham        43,275,296.487     1,446,666.243
 Marguerite A. Piret         43,257,746.528     1,464,216.202
 Stephen K. West             43,165,628.266     1,556,334.464
 John Winthrop               43,294,412.018     1,427,550.712

Proposal 2 - To approve a new management contract.

   Affirmative         Against           Abstain
 33,737,315.505     1,749,354.406     1,693,756.819

Proposal 3 - To approve a policy allowing Pioneer and the board of trustees to appoint or terminate subavisers and to approve amendments to subadvisory agreements without shareowner approval.

   Affirmative         Against           Abstain
 32,661,388.618     2,752,975.114     1,766,062.998

Proposal 4 (a) - To approve a change to the Fund's investment policy on senior securities.

   Affirmative         Against           Abstain
 32,363,471.155     1,974,974.814     2,841,980.761

Proposal 4 (b) - To approve a change to the Fund's investment policy on borrowing.

   Affirmative         Against           Abstain
 32,319,109.875     2,017,084.398     2,844,232.457

Proposal 4 (c) - To approve a change to the Fund's investment policy on real estate.

   Affirmative         Against           Abstain
 32,405,909.361     1,927,559.821     2,846,957.548

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Proposal 4 (d) - To approve a change to the Fund's investment policy on loans.

   Affirmative         Against           Abstain
 32,359,001.152     1,972,074.445     2,849,351.133

Proposal 4 (e) - To approve a change to the Fund's investment policy on commodities.

   Affirmative         Against           Abstain
 32,346,371.858     1,971,966.494     2,862,088.378

Proposal 4 (f) - To approve a change to the Fund's investment policy on diversification.

   Affirmative         Against           Abstain
 32,410,766.613     1,911,439.950     2,858,220.167

Proposal 4 (g) - To approve a change to the Fund's investment policy on acting as an underwriter.

   Affirmative         Against           Abstain
 32,385,315.313     1,935,051.896     2,860,059.521

Proposal 4 (h) - To approve a change to the Fund's investment policy on concentration.

   Affirmative         Against           Abstain
 32,435,678.110     1,897,990.533     2,846,758.087

Proposal 4 (i) - To approve a change to the Fund's investment policy on guarantees.

   Affirmative         Against           Abstain
 32,378,863.317     1,952,295.896     2,849,267.517

Proposal 4 (p) - To approve a change to the Fund's investment policy on foreign restriction.

   Affirmative         Against           Abstain
 32,334,680.189     1,992,510.874     2,853,235.667

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                          www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[LOGO]
Pioneer Investment Management, Inc.
60 State Street                                                    13293-00-0603
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC
ITEM 1  insert annual report

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 8, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 8, 2003

* Print the name and title of each signing officer under his or her signature.